LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 28, 2012

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF THE

FUNDS LISTED IN SCHEDULE A

The following information is added to the section of the fund’s Statement of Additional Information titled “Purchase of Shares – General”:

Class IS shares

Class IS shares may be purchased only by Retirement Plans with omnibus accounts held on the books of the fund, certain rollover IRAs and Institutional Investors, and other investors authorized by LMIS. In order to purchase Class IS shares, an investor must hold its shares in one account with the fund, which account is not subject to payment of recordkeeping or similar fees by the fund to any intermediary.

The following text replaces the section of the fund’s Statement of Additional Information titled “Purchase of Shares – Sales Charge Waivers and Reductions – Initial Sales Charge Waivers”:

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

(a) sales to (i) current and retired Board Members, (ii) current employees of Legg Mason and its subsidiaries, (iii) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (iv) a pension, profit-sharing or other benefit plan for the benefit of such persons;

(b) sales to any employees of Service Agents having dealer, service or other selling agreements with the fund’s distributor or otherwise having an arrangement with any such Service Agent with respect to sales of fund shares, and by the immediate families of such persons or by a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund sold by the distributor that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e) purchases by certain separate accounts used to fund unregistered variable annuity contracts;

(f) purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by broker/dealers and other financial institutions that have entered into agreements with LMIS; and

(g) purchases by direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

All existing retirement plan shareholders who purchased Class A shares at NAV prior to November 20, 2006, are permitted to purchase additional Class A shares at NAV. Certain existing programs for current and prospective retirement plan investors sponsored by financial intermediaries approved by LMIS prior to November 20, 2006 will also remain eligible to purchase Class A shares at NAV.

The following text replaces the section of the fund’s Statement of Additional Information titled “Purchase of Shares – Sales Charge Waivers and Reductions – Accumulation Privilege”:

Accumulation Privilege – allows you to combine the current value of Class A shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse, and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

For purposes of the accumulation privilege:

•

You can combine shares of funds sold by the distributor that are offered with a sales charge, which includes shares of money market funds sold by the distributor that were acquired by exchange from other funds offered with a sales charge.

•

You may generally not combine shares of other funds that are not offered with a sales charge. For example, shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined.

Certain exceptions may apply. Please contact your Service Agent for additional information.

Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST	Date of SAI
Legg Mason Batterymarch Global Equity Fund	February 29, 2012
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2012
Legg Mason Capital Management All Cap Fund	September 1, 2012
Legg Mason ClearBridge Aggressive Growth Fund	December 31, 2011
Legg Mason ClearBridge Appreciation Fund	February 29, 2012
Legg Mason ClearBridge Equity Fund	February 29, 2012
Legg Mason ClearBridge Equity Income Builder Fund	May 1, 2012
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2012
Legg Mason ClearBridge Large Cap Growth Fund	March 31, 2012
Legg Mason ClearBridge Large Cap Value Fund	February 29, 2012
Legg Mason ClearBridge Mid Cap Core Fund	February 29, 2012
Legg Mason ClearBridge Mid Cap Growth Fund	February 29, 2012
Legg Mason ClearBridge Small Cap Growth Fund	February 29, 2012
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2012
Legg Mason ClearBridge Tactical Dividend Income Fund	February 29, 2012
Legg Mason Dynamic Multi-Strategy Fund	June 27, 2012
Legg Mason Esemplia Emerging Markets Long-Short Fund	September 30, 2012
Legg Mason Global Currents International All Cap Opportunity Fund	February 29, 2012
Legg Mason Global Currents International Small Cap Opportunity Fund	January 31, 2012
Legg Mason Investment Counsel Financial Services Fund	August 1, 2012
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2012
Legg Mason Lifestyle Allocation 30%	May 31, 2012
Legg Mason Lifestyle Allocation 50%	May 31, 2012
Legg Mason Lifestyle Allocation 70%	May 31, 2012
Legg Mason Lifestyle Allocation 85%	May 31, 2012
Legg Mason Permal Tactical Allocation Fund	May 1, 2012
Legg Mason Target Retirement 2015	May 31, 2012
Legg Mason Target Retirement 2020	May 31, 2012
Legg Mason Target Retirement 2025	May 31, 2012
Legg Mason Target Retirement 2030	May 31, 2012
Legg Mason Target Retirement 2035	May 31, 2012
Legg Mason Target Retirement 2040	May 31, 2012
Legg Mason Target Retirement 2045	May 31, 2012
Legg Mason Target Retirement 2050	May 31, 2012
Legg Mason Target Retirement Fund	May 31, 2012

LEGG MASON PARTNERS INCOME TRUST	Date of SAI
Western Asset California Municipals Fund	July 1, 2012
Western Asset Managed Municipals Fund	July 1, 2012
Western Asset Emerging Markets Debt Fund	July 1, 2012
Western Asset Intermediate-Term Municipals Fund	August 1, 2012
Western Asset New Jersey Municipals Fund	August 1, 2012
Western Asset New York Municipals Fund	August 1, 2012
Western Asset Pennsylvania Municipals Fund	August 1, 2012
Western Asset Oregon Municipals Fund	September 1, 2012
Western Asset Adjustable Rate Income Fund	August 1, 2012
Western Asset Short Duration Municipal Income Fund	February 29, 2012
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2012
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2012
Western Asset Massachusetts Municipals Fund	March 31, 2012
Western Asset Corporate Bond Fund	August 1, 2012
Western Asset Global High Yield Bond Fund	August 1, 2012
Western Asset Mortgage Backed Securities Fund	August 1, 2012
Western Asset Short-Term Bond Fund	August 1, 2012

Please retain this supplement for future reference.

LMFX015057

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